Benefits and interests of directors - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information of directors emoluments [line items]
Share price, price per share	$ 0	$ 37,568	$ 0
Bottom of range [member]
Disclosure of detailed information of directors emoluments [line items]
Share price, price per share	2.95
Top of range [member]
Disclosure of detailed information of directors emoluments [line items]
Share price, price per share	$ 12.61